BNY Mellon Mid Cap Multi-Strategy Fund
BNY Mellon Mid Cap Multi-Strategy Fund
July 25, 2013 BNY MELLON FUNDS TRUST BNY Mellon Mid Cap Multi-Strategy Fund Supplement to Prospectus dated December 31, 2012 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second and third sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund - Principal Investment Strategy” and the fourth sentence of the first paragraph and the sixth paragraph in the section of the Fund’s prospectus entitled “Fund Details – BNY Mellon Mid Cap Multi-Strategy Fund”:

The fund currently considers mid cap companies to be those with market capitalizations that fall within the range of $500 million and $20 billion.  The fund may invest up to 20% of its net assets in securities not considered to be mid cap companies.